UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
2/28/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
MUNICIPAL BONDS AND NOTES (95.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

Jefferson, Cnty. Rev. Bonds (Warrents), 5.00%, 9/15/29	AA	$100,000	$115,555

			115,555
Arizona (2.5%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,762

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/26	AA	100,000	117,134

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.25%, 5/15/21	A	75,000	82,769

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/24	A/F	100,000	107,750

			358,415
California (14.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 5.00%, 7/1/22	A-/F	50,000	56,905

Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds, Ser. B, 5.00%, 10/1/36	Aa3	150,000	166,574

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/33	AA-	100,000	107,237

CA Muni. Fin. Auth. Rev. Bonds (Channing House), Ser. B, 5.00%, 5/15/32	AA-	200,000	235,962

CA State G.O. Bonds (Veterans Bond), 2.00%, 12/1/20	Aa2	235,000	235,623

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.90%, 4/1/28	Aa3	100,000	99,716

Foothill-De Anza, Cmnty. College Dist. COP, 5.00%, 4/1/33	AA+	100,000	113,522

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/33	A1	150,000	170,450

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds (Merged Redev.), Ser. A, BAM, 5.00%, 5/1/31	AA	100,000	115,397

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5.00%, 9/1/28	AA	100,000	111,083

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5.50%, 8/1/23	Aa3	75,000	86,372

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM, 5.00%, 10/1/26	AA	100,000	119,197

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A, 4.00%, 8/1/33	Aa2	200,000	212,744

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds (Ballpark), 5.00%, 10/15/29	AA-	200,000	231,482

			2,062,264
Colorado (3.4%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	Baa2	75,000	82,508

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5.00%, 11/15/20	A1	30,000	32,463

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 2.119%, 9/1/39	A3	100,000	101,814

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	114,695

Park Creek, Metro. Dist. Tax Allocation Bond (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/25	A/F	50,000	57,913

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	98,533

			487,926
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. B2, 2.875%, 9/1/20	BB/F	100,000	100,022

			100,022
Florida (1.5%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	116,265

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	100,000	102,006

			218,271
Georgia (2.2%)

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19) (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	150,000	149,438

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	100,000	108,675

Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A3	50,000	54,197

			312,310
Illinois (9.1%)

Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	76,919

Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	B	50,000	52,700
(School Reform), Ser. A, NATL, zero %, 12/1/21	A	100,000	87,873

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	110,946
Ser. C, 5.00%, 1/1/23	A	100,000	111,886
Ser. A, 5.00%, 1/1/22	A2	75,000	82,643

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	55,871

Chicago, Wtr. Reclamation Dist. G.O. Bonds
Ser. A, 5.00%, 12/1/21	AA+	25,000	27,665
Ser. B, 5.00%, 12/1/21	AA+	75,000	82,996

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	111,836

IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	104,787
5.00%, 7/1/23	Baa3	50,000	52,499
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,431

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	111,677
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	50,427

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	21,914
5.25%, 6/1/20	A	50,000	53,598

			1,300,668
Indiana (0.8%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22) (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	112,722

			112,722
Kentucky (1.4%)

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	31,662

KY State Property & Bldg. Comm. Rev. Bonds (No. 117), Ser. D, 5.00%, 5/1/21	A1	150,000	163,244

			194,906
Maryland (2.7%)

MD Econ. Dev. Corp. Rev. Bonds (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	89,427

MD State Hlth. & Higher Edl. Fac. Auth. FRN Mandatory Put Bonds (5/15/18) (Johns Hopkins Hlth. Syst.), Ser. A, 1.655%, 5/15/46	Aa3	300,000	300,063

			389,490
Massachusetts (0.5%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.), 4.00%, 7/1/19	Aa3	15,000	15,476

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	55,683

			71,159
Michigan (6.5%)

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	60,000	65,861

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	A-	100,000	109,696
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	Baa1	50,000	56,255
(Unemployment Oblig. Assmt.), Ser. B, 5.00%, 7/1/21	Aaa	500,000	505,791

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95%, 11/15/47	VMIG1	75,000	75,320

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/25	AA-	100,000	116,017

			928,940
Minnesota (0.4%)

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	52,260

			52,260
Missouri (3.1%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	105,341

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.00%, 6/1/19	A+	100,000	103,876

KS City, Sanitation Swr. Syst. Rev. Bonds, Ser. B, 5.00%, 1/1/28(WIS)	Aa2	200,000	229,976

			439,193
Nevada (0.5%)

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	21,449

Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	50,000	55,760

			77,209
New Jersey (8.1%)

Atlantic City, G.O. Bonds (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	211,166

NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. K, AMBAC, 5.50%, 12/15/19	Baa1	145,000	153,593
Ser. B, 5.00%, 11/1/26	Baa1	100,000	110,258

NJ State Edl. Fac. Auth. Rev. Bonds (Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	100,000	112,989

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5.00%, 7/1/25	AA	100,000	115,632
5.00%, 9/15/23	Baa1	75,000	82,077
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	26,281
(Holy Name Med. Ctr.), 4.25%, 7/1/18	Baa2	60,000	60,430

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A
5.875%, 12/15/38	Baa1	250,000	257,173
5.00%, 6/15/20	Baa1	25,000	26,414

			1,156,013
New Mexico (0.7%)

Farmington, Poll. Control Mandatory Put Bonds (10/1/21) (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	98,006

			98,006
New York (5.9%)

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/38	AA-	200,000	222,180
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	AA-	100,000	105,574

Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.54%, 11/1/26	AA	150,000	149,885

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	100,000	104,514

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5.00%, 5/1/18	BBB+	100,000	100,530

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.80%, 5/1/20	Aa2	50,000	52,156

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	117,789

			852,628
Ohio (3.0%)

Carlisle, Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/31	AA	100,000	104,541

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	52,120

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	57,435

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	111,547

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	100,000	111,980

			437,623
Pennsylvania (6.8%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	100,523

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	110,480

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	42,832

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.10%, 7/1/20	A+	25,000	26,117

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5.00%, 8/15/20	A3	25,000	26,780

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	102,608

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	55,006

PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/29	A3	100,000	114,133

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A+	100,000	113,934

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5.00%, 8/1/22	AA	55,000	59,166

Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/28	AA	150,000	172,863

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	56,115

			980,557
South Carolina (1.5%)

SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper), Ser. B
5.00%, 12/1/38	A1	100,000	108,175
4.00%, 12/1/19	A1	100,000	103,818

			211,993
Texas (13.5%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Life School of Dallas), Ser. A, PSFG, 5.00%, 8/15/26	AAA	100,000	114,747
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	174,134

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	75,000	75,525

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	268,735

Cypress-Fairbanks, Indpt. School Dist. Mandatory Put Bonds (8/17/20), Ser. B-2, PSFG, 1.40%, 2/15/40	Aaa	200,000	198,132

Dallas, Mandatory Put Bonds (2/15/21) (Indpt. School Dist.), Ser. B-5, PSFG, 5.00%, 2/15/36	Aaa	150,000	163,335

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	200,000	212,908

Harris Cnty., Toll Road Auth. (The) Rev. Bonds, Ser. A, 5.00%, 8/15/33	Aa2	250,000	292,743

Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB-	100,000	105,714

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	100,000	116,867

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/21), Ser. B, 2.00%, 2/1/33	Aa2	100,000	99,855

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	100,000	110,589

			1,933,284
Vermont (1.0%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 5.00%, 12/1/25	A2	125,000	146,019

			146,019
Virginia (1.6%)

VA State Cmnwlth. Trans. Board Rev. Bonds, Ser. A, 5.00%, 5/15/32	Aa1	200,000	235,476

			235,476
Washington (2.3%)

WA State COP, Ser. A, 5.00%, 7/1/33	Aa2	200,000	229,528

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (17/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.169%, 1/1/42	A	100,000	100,922

			330,450
Wisconsin (0.8%)

Pub. Fin. Auth. Rev. Bonds (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/25	BBB-	100,000	112,736

			112,736
TOTAL INVESTMENTS

Total investments (cost $13,705,742)			$13,716,095

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,332,047.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(WIS)	When-issued security.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.9%
	Local debt	15.1
	Healthcare	15.0
	State debt	13.4
	Utilities	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	13,716,095	—

Totals by level	$—	$13,716,095	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018